SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Schedule of assumptions used to value the share options granted to employees

	As of	As of
	January 2, 2025,	April 15, 2025,
	(date of	(date of
	inception)	inception)
	Batch 7	Batch 8
Risk-free interest rate (%)	4.53	4.53
Volatility (%)	50.0	50.0
Expected exercise multiple	2.80	2.80
Dividend yield	Nil	Nil
Expected life (in years)	10.00	10.00
Exercise price (US$)	0.2951	0.2951
Fair value of ordinary shares (US$)	2.06	1.92

Summary of option activity under the ESOP

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
Balance, December 31, 2024	32,470,780	0.30	3.00
Granted	1,711,356	0.30	2.06
Exercised	(254,188)	0.30	3.39	455,826
Forfeited	(7,868)	0.30	3.36
Vested or expected to vest at June 30, 2025	33,920,080	0.30		72,246,378
Exercisable at June 30, 2025	33,920,080	0.30		72,246,378

Summary of allocated share-based compensation expense

	For the six months ended June 30
	2024	2025
Continuing operations
General and administrative	1,079,112	3,697,862

Discontinued operations
Cost of revenue	66,229	(55,868)
Sales and marketing	263,531	47,086
Research and development	30,971	—
	1,439,843	3,689,080